Legal proceedings (Details 3) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 598	$ 537
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	363	338
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	104	78
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	119	110
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	12	11
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 598	$ 537